PIA BBB BOND FUND
Schedule of Investments - August 31, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	84.5%
	Aerospace & Defense	1.9%
	Boeing Co.
$1,400,000	5.15%, due 5/1/30		$1,571,918
1,400,000	5.705%, due 5/1/40		1,630,839
	Northrop Grumman Corp.
500,000	4.40%, due 5/1/30		619,663
			3,822,420
	Agricultural Chemicals	0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21		806,025
	Agriculture	0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		652,925
	Airlines	0.9%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		1,837,661
	Auto Parts	0.3%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		641,592
	Autos	1.1%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		787,846
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21		613,614
500,000	3.815%, due 11/2/27		490,000
	General Motors Co.
400,000	5.20%, due 4/1/45		433,956
			2,325,416
	Banks	4.3%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		703,217
1,000,000	4.836%, due 5/9/28		1,116,759
	Citigroup, Inc.
1,100,000	4.45%, due 9/29/27		1,279,577
540,000	5.30%, due 5/6/44		728,232
	Discover Bank
700,000	3.20%, due 8/9/21		716,609
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		374,625
	KeyCorp
900,000	5.10%, due 3/24/21		924,347
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		909,641
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		1,996,418
			8,749,425
	Biotechnology	1.2%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		1,063,019
1,006,000	4.663%, due 6/15/51		1,332,647
			2,395,666
	Broker	1.9%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,387,806
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,506,528
	Morgan Stanley
900,000	4.875%, due 11/1/22		980,952
			3,875,286
	Brokerage Asset Managers Exchanges	0.5%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		1,047,933
	Cable & Satellite	0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		1,055,431
	Cellular Telecom	1.7%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30 (c)		1,835,968
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28		1,677,907
			3,513,875
	Chemicals	0.6%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,231,741
	Commercial Finance	0.3%
	Air Lease Corp.
700,000	3.875%, due 4/1/21		707,455
	Communications	0.3%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		692,724
	Communications Equipment	0.4%
	Harris Corp.
500,000	6.15%, due 12/15/40		734,711
	Construction Materials Manufacturing	0.4%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		698,601
	Consumer Finance	0.3%
	Synchrony Financial
500,000	4.50%, due 7/23/25		544,453
	Consumer Products	0.3%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		555,537
	Diversified Banks	0.5%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,066,952

	Diversified Financial Services	1.3%
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27 (c)		530,708
2,000,000	4.40%, due 5/15/30 (c)		2,114,395
			2,645,103
	Electric - Integrated	4.2%
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		1,005,528
	Exelon Generation Co LLC
2,000,000	3.25%, due 6/1/25		2,210,990
	NextEra Energy Capital Holdings, Inc.
500,000	2.75%, due 5/1/25		543,783
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		4,679,038
			8,439,339
	Electric Utilities	0.8%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		506,920
470,000	4.90%, due 8/1/41		611,737
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		536,408
			1,655,065
	Electrical Equipment Manufacturing	0.4%
	Fortive Corp.
750,000	3.15%, due 6/15/26		830,464
	Electronic Components and Semiconductors	1.3%
	Broadcom, Inc.
1,500,000	4.70%, due 4/15/25		1,715,632
800,000	4.15%, due 11/15/30		903,723
			2,619,355
	Exploration & Production	0.6%
	Apache Corp.
600,000	4.75%, due 4/15/43		565,500
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		592,046
			1,157,546
	Finance	0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		964,984
	Finance Companies	0.5%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,007,177
	Financial Services	1.1%
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		827,386
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		682,194
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		772,512
			2,282,092
	Food	0.9%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,777,930
	Food and Beverage	2.7%
	Anheuser-Busch InBev Worldwide, Inc.
1,500,000	4.00%, due 4/13/28		1,739,837
1,000,000	4.35%, due 6/1/40		1,166,140
2,100,000	4.50%, due 6/1/50		2,547,270
			5,453,247
	Gaming	0.3%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		506,693
	General Industrial Machinery	0.5%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		1,094,089
	Hardware	0.5%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		1,063,062
	Health and Personal Care Stores	2.0%
	CVS Health Corp.
620,000	3.875%, due 7/20/25		702,896
1,100,000	3.75%, due 4/1/30		1,273,562
500,000	5.125%, due 7/20/45		648,408
1,000,000	5.05%, due 3/25/48		1,306,135
			3,931,001
	Health Care Facilities and Services	0.3%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		701,441
	Healthcare	0.2%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		381,991
	Healthcare REITs	0.5%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		974,052
	Information Technology	0.4%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		786,950
	Insurance	2.9%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,130,264
100,000	6.25%, due 3/15/87 (f)		111,145
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25		1,067,857
600,000	4.65%, due 8/15/44		768,385
	AXA SA
500,000	8.60%, due 12/15/30		758,075
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		136,314
	Markel Corp.
20,000	4.90%, due 7/1/22		21,469
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		1,080,111
	Unum Group
700,000	5.625%, due 9/15/20		701,221
			5,774,841

	Integrated Oils	0.5%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		946,800
	Life Insurance	0.6%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,187,798
	Machinery	0.5%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		935,218
	Media	1.5%
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		420,361
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,262,140
	Viacom Inc.
700,000	3.875%, due 4/1/24		764,701
610,000	4.375%, due 3/15/43		651,311
			3,098,513
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		794,146
	Medical Products	0.3%
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		551,530
	Metals	0.5%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		1,085,349
	Metals and Mining	0.9%
	Newmont Corp.
66,000	3.70%, due 3/15/23		69,578
800,000	4.875%, due 3/15/42		1,086,129
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		539,775
			1,695,482
	Nondepository Credit Intermediation	0.7%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21		810,834
600,000	4.00%, due 1/15/25		646,395
			1,457,229
	Oil and Gas	3.7%
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,284,507
850,000	4.85%, due 8/15/42		990,118
	Hess Corp.
800,000	5.60%, due 2/15/41		922,609
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,577,059
700,000	5.55%, due 6/1/45		868,467
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,017,750
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		888,127
			7,548,637
	Oil and Gas Extraction	0.4%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		817,247
	Oil and Gas Services and Equipment	0.1%
	Halliburton Co.
62,000	3.80%, due 11/15/25		68,074
	Paper	1.1%
	International Paper Co.
700,000	6.00%, due 11/15/41		947,650
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,163,626
			2,111,276
	Pharmaceuticals	5.0%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		506,162
850,000	3.45%, due 3/15/22 (c)		884,350
1,700,000	3.20%, due 11/21/29 (c)		1,890,181
800,000	4.40%, due 11/6/42		968,478
268,000	4.75%, due 3/15/45 (c)		332,308
	Bristol-Myers Squibb Co.
800,000	4.625%, due 5/15/44		1,085,470
	Cigna Corp.
1,000,000	2.40%, due 3/15/30		1,051,984
600,000	3.40%, due 3/15/50		647,735
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,018,662
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,597,501
			9,982,831
	Pipeline Transportation of Crude Oil	0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		534,158
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		532,381
			1,066,539
	Pipeline Transportation of Natural Gas	0.7%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25		883,174
500,000	5.10%, due 9/15/45		586,514
			1,469,688
	Pipelines	2.1%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,144,987
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		729,660
1,000,000	7.60%, due 2/1/24		1,131,084
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,250,796
			4,256,527

	Property & Casualty Insurance	1.1%
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,575,643
	Mercury General Corp.
500,000	4.40%, due 3/15/27		545,078
			2,120,721
	Railroad	1.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		762,450
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		770,795
	Union Pacific Corp.
1,000,000	2.40%, due 2/5/30		1,084,140
800,000	3.25%, due 2/5/50		889,703
			3,507,088
	Real Estate	2.3%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,140,940
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		1,045,817
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		567,383
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,119,380
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		857,710
			4,731,230
	Real Estate Investment Trusts	0.3%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		536,093
	Refining & Marketing	0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		539,773
	Residential Building	1.1%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25		2,146,714
	Restaurants	0.4%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		719,156
	Retail	1.6%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		212,358
	Lowe's Cos, Inc.
1,000,000	4.50%, due 4/15/30		1,242,932
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		664,520
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,104,005
			3,223,815
	Retail REITs	0.5%
	VEREIT Operating Partnership LP
1,000,000	3.10%, due 12/15/29		1,008,257
	Software	0.7%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		737,608
600,000	3.85%, due 6/1/25		681,565
			1,419,173
	Software & Services	0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		202,591
500,000	3.10%, due 5/15/30		547,230
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		809,751
			1,559,572
	Telecommunications	1.6%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)		1,394,605
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		543,988
	France Telecom SA
575,000	5.375%, due 1/13/42		818,694
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		481,734
			3,239,021
	Tobacco	1.7%
	Altria Group, Inc.
800,000	4.80%, due 2/14/29		957,139
1,000,000	3.40%, due 5/6/30		1,104,271
	BAT Capital Corp.
600,000	4.54%, due 8/15/47		653,687
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		683,694
			3,398,791
	Transportation	1.6%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		2,058,345
	FedEx Corp.
1,000,000	4.25%, due 5/15/30		1,200,811
			3,259,156
	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		474,837
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		622,813

	Utilities	0.8%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		550,775
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,122,945
			1,673,720
	Utilities - Gas	0.4%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		707,379
	Waste and Environment Services and Equipment	0.4%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		769,365
	Wireless	0.3%
	American Tower Corp.
500,000	2.75%, due 1/15/27		544,740
	Wirelines	6.9%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)		559,851
1,400,000	2.30%, due 6/1/27		1,488,341
745,000	4.10%, due 2/15/28		870,624
700,000	6.00%, due 8/15/40		943,504
1,700,000	3.10%, due 2/1/43		1,701,173
1,400,000	4.80%, due 6/15/44		1,691,901
1,000,000	4.85%, due 7/15/45		1,198,026
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		1,118,857
2,000,000	3.15%, due 3/22/30		2,266,989
1,500,000	4.862%, due 8/21/46		2,028,584
			13,867,850
	Total Corporate Bonds (cost $154,788,972)		170,144,399

	SOVEREIGN BONDS	5.5%
	Republic of Colombia
600,000	3.875%, due 4/25/27		655,542
890,000	7.375%, due 9/18/37		1,279,375
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,225,705
	Republic of Panama
750,000	6.70%, due 1/26/36		1,107,596
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,636,210
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,136,192
	Republic of Uruguay
209,742	8.00%, due 11/18/22		228,304
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,803,230
	Total Sovereign Bonds (cost $9,822,734)		11,072,154

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	7.5%
	U.S. Treasury Bonds
3,000,000	1.25%, due 5/15/50		2,850,469
	U.S. Treasury Notes
300,000	1.625%, due 8/15/29		326,168
12,000,000	0.625%, due 5/15/30		11,935,312
			12,261,480
	Total U.S. Government Agencies & Instrumentalities (cost $15,258,343)		15,111,949

	MONEY MARKET FUND	6.4%
12,962,899	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		12,962,899
	Total Money Market Fund (cost $12,962,899)		12,962,899

	Total Investments (cost $192,832,948)	103.9%	209,291,401
	Liabilities less Other Assets	(3.9)%	(7,876,119)
	TOTAL NET ASSETS	100.0%	$201,415,282

(a)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of August 31, 2020, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2020, the value of these investments was $8,650,972 or 4.30% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of August 31, 2020, and remains in effect until March 2037,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not
	called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of August 31, 2020, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
	Basis point = 1/100th of a percent.
	LIBOR = London Interbank Offered Rate

Country Allocation
Country	% of Net Assets
United States	85.9%
United Kingdom	2.9%
Mexico	2.1%
Colombia	1.4%
Ireland	1.2%
Philippines	1.1%
Peru	0.8%
Canada	0.8%
France	0.8%
Netherlands	0.8%
Italy	0.6%
Panama	0.5%
Germany	0.5%
Spain	0.3%
Luxembourg	0.2%
Uruguay	0.1%
100.0%

PIA BBB Bond Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

PIA BBB Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$170,144,399	$-	$170,144,399
Sovereign Bonds	-	11,072,154	-	11,072,154
U.S. Government Agencies and Instrumentalities	-	15,111,949	-	15,111,949
Total Fixed Income	-	196,328,502	-	196,328,502
Money Market Fund	12,962,899	-	-	12,962,899
Total Investments	$12,962,899	$196,328,502	$-	$209,291,401

Refer to the Fund’s schedule of investments for a detailed break-out of securities.